INCOME TAXES - Income Tax Recognized In Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognised in other comprehensive income	$ (209)	$ 25	$ (32)
Income tax relating to components of other comprehensive income	(200)	25	(32)
Unrealized gain (loss) on derivative financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognised in other comprehensive income	(77)	(1)	4
Recognized actuarial gain (loss)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognised in other comprehensive income	(42)	(1)	47
Foreign currency translation adjustments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit) recognised in other comprehensive income	(90)	27	(83)
Other reserves
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax expense (benefit)	$ 9	$ 0	$ 0